COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)														1 Months Ended	3 Months Ended	12 Months Ended
	May 02, 2024	Apr. 05, 2024	Apr. 04, 2024	Jan. 14, 2022	Oct. 01, 2021	Sep. 02, 2021	Sep. 01, 2021	Jul. 01, 2021	Mar. 30, 2021	Mar. 15, 2021	Feb. 26, 2021	Jan. 06, 2021	Sep. 02, 2020	Sep. 30, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 13, 2021	Mar. 04, 2019
Loss Contingencies [Line Items]
Issuance of common stock															637,755	637,755
Issuance of common stock															$ 48,000
Cash payments																$ 25,000
Allocated share based compensation expense																	$ 135,000
Accounts Payable and Accrued Liabilities [Member]
Loss Contingencies [Line Items]
Amount due as per agreement															243,272	243,272	243,272
PJN Strategies [Member]
Loss Contingencies [Line Items]
Agreed amount to pay for the services							$ 84,000											$ 20,000
Consulting expense																0	$ 756,000
Co-Directors of Sales [Member]
Loss Contingencies [Line Items]
Officers compensation									$ 130,000
Accrued bonus									$ 20,000
Issuance of shares of common stock sold, net of issuance costs, shares				2,500,000	2,500,000			2,500,000
Shares issued, price per share																	$ 0.027
Share price					$ 0.0445			$ 0.0745
Co-Directors of Sales [Member] | Restricted Stock [Member]
Loss Contingencies [Line Items]
Issuance of shares of common stock sold, net of issuance costs, shares									2,500,000
Shares issued, price per share									$ 0.092
Ezra Green [Member] | Restricted Stock [Member]
Loss Contingencies [Line Items]
Professional fees												$ 2,500
Consulting expense																0	$ 60,000
Shares issued, price per share												$ 0.0076
Ezra Green [Member] | Related Party [Member] | Restricted Stock [Member]
Loss Contingencies [Line Items]
Amount due as per agreement												$ 10,000
RMA Agreement [Member]
Loss Contingencies [Line Items]
Reduced fee							100,000									48,000
Agreed amount to pay for the services							50,000
Number of restricted stock issued, value						$ 50,000	$ 50,000
Amount received for services as per agreement														$ 25,000
Number of restricted shares issued														452,080
Seperation Agreement [Member] | Salman J. Chaudhry [Member] | Related Party [Member]
Loss Contingencies [Line Items]
Due to officers or stockholders, current															$ 162,085	162,085	162,085		$ 227,200
Agreement With Third Party [Member] | P C T I [Member]
Loss Contingencies [Line Items]
Professional fees													$ 750,000
Collaborative arrangement, rights and obligations													PCTI agreed to pay the third-party a perpetual three percent (3%) payment of revenues, as defined in the agreement.
Amended Agreement With Third Party [Member] | P C T I [Member]
Loss Contingencies [Line Items]
Number of common stock exchanged											175,000,000
Royalty percentage											1.80%
Settlement Agreement [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Loss contingency accrual payments	$ 1,125,000	$ 1,125,000	$ 1,125,000
Settlement Agreement [Member] | WIthin Two Days [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Loss contingency accrual payments		500,000	500,000
Settlement Agreement [Member] | Before Sixty Days [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Loss contingency accrual payments		$ 625,000	$ 625,000
Consulting Agreement [Member] | Mr Steven Martello [Member] | Aurora Enterprises [Member]
Loss Contingencies [Line Items]
Number of restricted shares issued										5,000,000
Consulting expense																$ 0	$ 90,000
Shares issued, price per share										$ 0.1392
Monthly retainer fee										$ 10,000
Consulting Agreement [Member] | Ezra Green [Member] | Restricted Stock [Member]
Loss Contingencies [Line Items]
Number of restricted shares issued												10,000,000
Consulting Agreement [Member] | Mr Allen Sosis [Member] | Restricted Stock [Member]
Loss Contingencies [Line Items]
Deferred compensation equity												$ 76,000